UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04760

DWS Advisor Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 7/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2010 (Unaudited)

DWS High Income Plus Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 85.4%
Consumer Discretionary 14.7%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		938,000	938,000
8.75%, 6/1/2019		1,220,000	1,281,000
American Achievement Corp., 144A, 8.25%, 4/1/2012		350,000	345,625
Ameristar Casinos, Inc., 9.25%, 6/1/2014 (b)		395,000	421,662
ArvinMeritor, Inc.:
8.125%, 9/15/2015 (b)		560,000	562,800
10.625%, 3/15/2018		630,000	686,700
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		830,000	790,575
8.0%, 3/15/2014		345,000	345,000
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		790,000	799,875
Avis Budget Car Rental LLC, 144A, 9.625%, 3/15/2018		470,000	489,975
Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014		190,000	185,963
Brunswick Corp., 144A, 11.25%, 11/1/2016		480,000	552,000
Cablevision Systems Corp.:
7.75%, 4/15/2018		115,000	119,888
8.0%, 4/15/2020		115,000	121,613
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **		575,000	132,969
Carlson Wagonlit BV, 144A, 6.413% ***, 5/1/2015	EUR	100,000	117,935
Carrols Corp., 9.0%, 1/15/2013		355,000	357,662
CCO Holdings LLC:
144A, 7.875%, 4/30/2018		400,000	419,000
144A, 8.125%, 4/30/2020		270,000	285,525
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		2,180,000	2,223,600
Claire's Stores, Inc., 9.625%, 6/1/2015 (PIK) (b)		383,934	330,183
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 9.25%, 12/15/2017		165,000	171,600
Series B, 144A, 9.25%, 12/15/2017		255,000	267,750
Cooper-Standard Automotive, Inc., 144A, 8.5%, 5/1/2018		265,000	274,275
CSC Holdings LLC:
8.5%, 4/15/2014		1,330,000	1,436,400
8.5%, 6/15/2015		1,665,000	1,791,956
DISH DBS Corp.:
6.625%, 10/1/2014		123,000	125,768
7.125%, 2/1/2016		785,000	806,587
Easton-Bell Sports, Inc., 9.75%, 12/1/2016		120,000	126,300
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		735,000	1,838
Ford Motor Co., 7.45%, 7/16/2031 (b)		1,775,000	1,721,750
Gannett Co., Inc.:
144A, 8.75%, 11/15/2014		240,000	256,800
144A, 9.375%, 11/15/2017		480,000	520,800
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		370,000	414,400
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		690,000	693,450
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		665,000	605,150
Harrah's Operating Co., Inc.:
11.25%, 6/1/2017		2,820,000	3,045,600
144A, 12.75%, 4/15/2018 (b)		535,000	520,287
Hertz Corp., 8.875%, 1/1/2014		2,160,000	2,224,800
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		564,000	517,470
Lear Corp.:
7.875%, 3/15/2018		415,000	431,600
8.125%, 3/15/2020		420,000	436,800
Levi Strauss & Co., 144A, 7.625%, 5/15/2020		375,000	382,500
Limited Brands, Inc., 7.0%, 5/1/2020		215,000	221,988
Mediacom Broadband LLC, 8.5%, 10/15/2015		545,000	549,087
Mediacom LLC, 9.125%, 8/15/2019		500,000	507,500
MGM Resorts International:
144A, 4.25%, 4/15/2015		95,000	84,550
144A, 9.0%, 3/15/2020		400,000	420,000
10.375%, 5/15/2014		545,000	602,225
11.125%, 11/15/2017		740,000	839,900
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		265,000	247,112
Motors Liquidation Co.:
6.75%, 5/1/2028 **		495,000	159,638
8.375%, 7/15/2033 (b) **		825,000	284,625
Netflix, Inc., 8.5%, 11/15/2017		240,000	260,400
Nexstar Broadcasting, Inc., 144A, 8.875%, 4/15/2017		535,000	551,050
Norcraft Companies LP, 10.5%, 12/15/2015		1,670,000	1,753,500
Norcraft Holdings LP, 9.75%, 9/1/2012		832,000	778,960
Penn National Gaming, Inc., 8.75%, 8/15/2019		260,000	271,700
Penske Automotive Group, Inc., 7.75%, 12/15/2016		1,865,000	1,795,062
Phillips-Van Heusen Corp., 7.375%, 5/15/2020		280,000	291,900
Pinnacle Entertainment, Inc., 8.625%, 8/1/2017		555,000	579,975
Sabre Holdings Corp., 8.35%, 3/15/2016		1,190,000	1,195,950
Seminole Indian Tribe of Florida, 144A, 7.804%, 10/1/2020		805,000	727,559
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		530,000	571,075
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015 (b)		605,000	623,150
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		1,000,000	1,027,500
Standard Pacific Corp.:
8.375%, 5/15/2018		145,000	141,013
10.75%, 9/15/2016		790,000	849,250
Tenneco, Inc., 144A, 7.75%, 8/15/2018		125,000	126,563
Toys "R" Us, Inc., 7.375%, 10/15/2018		360,000	349,200
Travelport LLC:
5.163% ***, 9/1/2014		520,000	499,200
9.875%, 9/1/2014		1,130,000	1,166,725
11.875%, 9/1/2016		265,000	284,875
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		170,000	209
United Components, Inc., 9.375%, 6/15/2013		110,000	111,650
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	905,000	1,247,164
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		1,755,000	1,794,487
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	970,000	1,264,056
144A, 8.0%, 11/1/2016	EUR	750,000	967,589
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		300,809	124,084
Videotron Ltd.:
6.875%, 1/15/2014		120,000	122,100
9.125%, 4/15/2018		735,000	823,200
Wynn Las Vegas LLC, 144A, 7.75%, 8/15/2020 (c)		505,000	511,944
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		3,217,000	32

			53,009,178
Consumer Staples 3.0%
Alliance One International, Inc., 10.0%, 7/15/2016		735,000	759,806
B&G Foods, Inc., 7.625%, 1/15/2018		285,000	294,619
Central Garden & Pet Co., 8.25%, 3/1/2018		385,000	390,775
Cott Beverages, Inc., 144A, 8.375%, 11/15/2017		240,000	248,400
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		360,000	372,600
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		905,000	735,313
General Nutrition Centers, Inc., 5.75% ***, 3/15/2014 (PIK)		390,000	374,400
Michael Foods, Inc., 144A, 9.75%, 7/15/2018		950,000	997,500
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		2,684,000	2,267,980
Reddy Ice Corp., 144A, 11.25%, 3/15/2015		285,000	297,825
Rite Aid Corp., 7.5%, 3/1/2017		355,000	324,381
Smithfield Foods, Inc.:
7.75%, 7/1/2017		1,665,000	1,625,456
144A, 10.0%, 7/15/2014		905,000	1,011,337
SUPERVALU, Inc., 8.0%, 5/1/2016		350,000	352,625
Tops Markets LLC, 144A, 10.125%, 10/15/2015		610,000	646,600
TreeHouse Foods, Inc., 7.75%, 3/1/2018		255,000	269,344

			10,968,961
Energy 11.7%
Atlas Energy Operating Co., LLC:
10.75%, 2/1/2018		1,395,000	1,555,425
12.125%, 8/1/2017		555,000	641,025
Belden & Blake Corp., 8.75%, 7/15/2012		3,114,000	2,989,440
Berry Petroleum Co., 10.25%, 6/1/2014		670,000	740,350
Bill Barrett Corp., 9.875%, 7/15/2016		500,000	546,250
Bristow Group, Inc., 7.5%, 9/15/2017		785,000	781,075
Chaparral Energy, Inc., 8.5%, 12/1/2015		2,360,000	2,289,200
Chesapeake Energy Corp.:
6.25%, 1/15/2018		575,000	587,938
6.875%, 11/15/2020		835,000	869,444
7.25%, 12/15/2018		740,000	782,550
9.5%, 2/15/2015		70,000	78,575
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		1,050,000	1,092,000
Cloud Peak Energy Resources LLC:
144A, 8.25%, 12/15/2017		240,000	250,800
144A, 8.5%, 12/15/2019		245,000	257,250
Coffeyville Resources LLC, 144A, 9.0%, 4/1/2015		730,000	748,250
CONSOL Energy, Inc.:
144A, 8.0%, 4/1/2017		1,175,000	1,248,437
144A, 8.25%, 4/1/2020		630,000	677,250
Continental Resources, Inc., 8.25%, 10/1/2019		180,000	192,600
Crosstex Energy LP, 8.875%, 2/15/2018		595,000	621,775
Dynegy Holdings, Inc., 7.75%, 6/1/2019 (b)		665,000	465,500
El Paso Corp.:
7.25%, 6/1/2018		790,000	837,858
8.25%, 2/15/2016		475,000	516,563
Frontier Oil Corp., 8.5%, 9/15/2016		435,000	443,700
Global Geophysical Services, Inc., 144A, 10.5%, 5/1/2017		1,340,000	1,326,600
Holly Corp., 9.875%, 6/15/2017		905,000	942,331
Holly Energy Partners LP, 144A, 8.25%, 3/15/2018		590,000	601,800
Linn Energy LLC:
144A, 8.625%, 4/15/2020		550,000	584,375
11.75%, 5/15/2017		1,050,000	1,212,750
Murray Energy Corp., 144A, 10.25%, 10/15/2015		455,000	470,925
Newfield Exploration Co., 7.125%, 5/15/2018		2,155,000	2,257,362
Niska Gas Storage US LLC, 144A, 8.875%, 3/15/2018		570,000	598,500
Offshore Group Investments Ltd., 144A, 11.5%, 8/1/2015		495,000	492,525
OPTI Canada, Inc.:
7.875%, 12/15/2014		2,050,000	1,773,250
8.25%, 12/15/2014		720,000	625,500
144A, 9.0%, 12/15/2012		230,000	234,025
Petrohawk Energy Corp.:
7.875%, 6/1/2015		350,000	362,250
9.125%, 7/15/2013		640,000	667,200
10.5%, 8/1/2014		395,000	440,425
Plains Exploration & Production Co.:
7.0%, 3/15/2017		590,000	583,363
7.625%, 6/1/2018		1,180,000	1,197,700
8.625%, 10/15/2019		470,000	499,375
Quicksilver Resources, Inc.:
7.125%, 4/1/2016		300,000	294,000
11.75%, 1/1/2016		915,000	1,061,400
Range Resources Corp., 6.75%, 8/1/2020 (c)		190,000	190,713
Regency Energy Partners LP:
8.375%, 12/15/2013		800,000	838,000
144A, 9.375%, 6/1/2016 (b)		1,215,000	1,324,350
Sabine Pass LNG LP:
7.25%, 11/30/2013		1,595,000	1,487,337
7.5%, 11/30/2016		280,000	243,600
Southwestern Energy Co., 7.5%, 2/1/2018		480,000	537,600
Stone Energy Corp.:
6.75%, 12/15/2014		1,125,000	995,625
8.625%, 2/1/2017		1,380,000	1,309,275

			42,365,411
Financials 14.7%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		1,475,000	1,301,687
Ally Financial, Inc.:
6.875%, 9/15/2011		1,674,000	1,707,480
7.0%, 2/1/2012		1,915,000	1,958,087
144A, 8.0%, 3/15/2020		1,475,000	1,521,094
8.0%, 11/1/2031		770,000	751,713
144A, 8.3%, 2/12/2015		385,000	405,213
Antero Resources Finance Corp., 9.375%, 12/1/2017		360,000	375,300
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		917,800	527,735
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014 **		345,000	62,100
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		920,000	961,400
Case New Holland, Inc., 7.75%, 9/1/2013		480,000	505,200
CIT Group, Inc.:
7.0%, 5/1/2013		880,000	871,200
7.0%, 5/1/2015		1,116,245	1,075,781
7.0%, 5/1/2017		2,815,000	2,653,137
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		725,000	771,219
E*TRADE Financial Corp.:
7.375%, 9/15/2013		2,545,000	2,440,019
12.5%, 11/30/2017 (PIK)		1,020,000	1,147,500
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012 **		3,948,127	0
Express LLC, 144A, 8.75%, 3/1/2018		490,000	509,600
FCE Bank PLC, 9.375%, 1/17/2014	EUR	1,200,000	1,696,702
Fibria Overseas Finance Ltd., 144A, 7.5%, 5/4/2020		430,000	447,200
Ford Motor Credit Co., LLC:
6.625%, 8/15/2017 (c)		640,000	635,229
8.125%, 1/15/2020		1,115,000	1,192,610
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		345,000	386,400
Hellas Telecommunications Finance SCA, 144A, 8.644% ***, 7/15/2015 (PIK)	EUR	513,190	74
Hexion US Finance Corp., 8.875%, 2/1/2018		2,500,000	2,409,375
Inmarsat Finance PLC, 144A, 7.375%, 12/1/2017		505,000	517,625
International Lease Finance Corp.:
144A, 8.625%, 9/15/2015		415,000	422,263
144A, 8.75%, 3/15/2017		840,000	856,800
iPayment, Inc., 9.75%, 5/15/2014		645,000	590,981
JBS Finance II Ltd., 144A, 8.25%, 1/29/2018		300,000	302,250
LBI Escrow Corp., 144A, 8.0%, 11/1/2017		570,000	599,213
National Money Mart Co., 10.375%, 12/15/2016		1,320,000	1,382,700
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 **		722,475	8,019
Nielsen Finance LLC:
Step-up Coupon, 0% to 8/1/2011, 12.5% to 8/1/2016		1,620,000	1,579,500
11.5%, 5/1/2016		255,000	286,238
Nuveen Investments, Inc., 10.5%, 11/15/2015		1,105,000	1,085,662
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		975,000	901,875
Pinnacle Foods Finance LLC:
9.25%, 4/1/2015		565,000	584,069
144A, 9.25%, 4/1/2015		595,000	615,081
Reynolds Group Issuer, Inc.:
144A, 7.75%, 10/15/2016		910,000	950,950
144A, 8.5%, 5/15/2018		1,075,000	1,104,562
SLM Corp., 8.0%, 3/25/2020		590,000	523,625
Sprint Capital Corp., 8.375%, 3/15/2012		1,465,000	1,552,900
Susser Holdings LLC, 144A, 8.5%, 5/15/2016		305,000	315,675
Toys “R” Us Property Co. I, LLC, 10.75%, 7/15/2017 (b)		640,000	722,400
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		1,790,000	2,372
UCI Holdco, Inc., 8.537% ***, 12/15/2013 (PIK)		1,002,379	992,355
Umbrella Acquisition, Inc., 144A, 9.75%, 3/15/2015 (PIK)		415,000	375,056
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016 (b)		2,885,000	3,245,625
Wind Acquisition Finance SA:
144A, 11.0%, 12/1/2015	EUR	2,430,000	3,277,489
144A, 11.75%, 7/15/2017		1,900,000	2,018,750
144A, 11.75%, 7/15/2017	EUR	610,000	830,693
144A, 12.0%, 12/1/2015		130,000	137,475
Wind Acquisition Holdings Finance SA, 144A, 12.25%, 7/15/2017 (PIK)	EUR	125,000	149,862
WMG Acquisition Corp., 9.5%, 6/15/2016		615,000	668,813

			52,913,933
Health Care 5.3%
Community Health Systems, Inc., 8.875%, 7/15/2015		7,170,000	7,510,575
HCA, Inc.:
7.875%, 2/15/2020		2,160,000	2,343,600
9.25%, 11/15/2016		4,060,000	4,384,800
9.625%, 11/15/2016 (PIK)		1,283,000	1,385,640
IASIS Healthcare LLC, 8.75%, 6/15/2014		810,000	830,250
inVentiv Health, Inc., 144A, 10.0%, 8/15/2018 (c)		280,000	284,200
Mylan, Inc., 144A, 7.875%, 7/15/2020		175,000	187,250
The Cooper Companies, Inc., 7.125%, 2/15/2015		1,145,000	1,140,706
Valeant Pharmaceuticals International, 8.375%, 6/15/2016		485,000	548,050
Vanguard Health Holding Co. II, LLC, 8.0%, 2/1/2018		565,000	565,000

			19,180,071
Industrials 8.7%
Acco Brands Corp., 10.625%, 3/15/2015		180,000	199,800
Accuride Corp., 144A, 9.5%, 8/1/2018		730,000	744,600
Actuant Corp., 6.875%, 6/15/2017		450,000	452,250
Aircastle Ltd., 144A, 9.75%, 8/1/2018		280,000	282,100
ARAMARK Corp., 8.5%, 2/1/2015		930,000	961,387
BE Aerospace, Inc., 8.5%, 7/1/2018		1,195,000	1,299,562
Belden, Inc.:
7.0%, 3/15/2017		585,000	585,000
144A, 9.25%, 6/15/2019		545,000	589,962
Cenveo Corp.:
8.875%, 2/1/2018		1,110,000	1,048,950
144A, 10.5%, 8/15/2016		580,000	585,800
Clean Harbors, Inc., 7.625%, 8/15/2016		385,000	397,513
Congoleum Corp., 8.625%, 8/1/2008 **		1,188,000	279,180
Corrections Corp. of America, 7.75%, 6/1/2017		245,000	261,538
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		180,000	194,850
DynCorp International, Inc., 144A, 10.375%, 7/1/2017		505,000	522,044
Esco Corp., 144A, 4.412% ***, 12/15/2013		560,000	513,100
Garda World Security Corp., 144A, 9.75%, 3/15/2017		670,000	706,850
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		460,000	465,750
Iron Mountain, Inc., 8.375%, 8/15/2021 (b)		140,000	148,750
K. Hovnanian Enterprises, Inc.:
8.875%, 4/1/2012		695,000	650,694
10.625%, 10/15/2016		605,000	611,050
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		1,665,000	1,719,112
7.625%, 12/1/2013		1,520,000	1,569,400
144A, 8.0%, 2/1/2018		1,195,000	1,266,700
Kansas City Southern Railway Co., 8.0%, 6/1/2015		1,080,000	1,151,550
McJunkin Red Man Corp., 144A, 9.5%, 12/15/2016		1,045,000	1,029,325
Mobile Mini, Inc., 9.75%, 8/1/2014		685,000	705,550
Navios Maritime Holdings, Inc.:
144A, 8.875%, 11/1/2017		350,000	361,375
9.5%, 12/15/2014		1,130,000	1,107,400
Oshkosh Corp.:
8.25%, 3/1/2017		130,000	135,850
8.5%, 3/1/2020		255,000	267,113
Ply Gem Industries, Inc., 13.125%, 7/15/2014		800,000	824,000
RailAmerica, Inc., 9.25%, 7/1/2017		484,000	523,930
RBS Global & Rexnord Corp.:
144A, 8.5%, 5/1/2018		1,215,000	1,227,150
11.75%, 8/1/2016		195,000	208,650
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		240,000	247,200
Sitel LLC, 144A, 11.5%, 4/1/2018		995,000	796,000
Spirit AeroSystems, Inc., 7.5%, 10/1/2017		365,000	367,738
Titan International, Inc., 8.0%, 1/15/2012		1,975,000	2,054,000
TransDigm, Inc., 7.75%, 7/15/2014		710,000	731,300
Triumph Group, Inc., 8.0%, 11/15/2017		120,000	119,100
United Rentals North America, Inc.:
7.0%, 2/15/2014		1,045,000	1,037,162
9.25%, 12/15/2019		1,415,000	1,492,825
10.875%, 6/15/2016		680,000	751,400
USG Corp., 144A, 9.75%, 8/1/2014		360,000	376,200

			31,570,760
Information Technology 5.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		914,000	616,950
Amkor Technology, Inc., 144A, 7.375%, 5/1/2018		430,000	433,225
Aspect Software, Inc., 144A, 10.625%, 5/15/2017		630,000	644,175
Equinix, Inc., 8.125%, 3/1/2018		1,290,000	1,344,825
Fidelity National Information Services, Inc.:
144A, 7.625%, 7/15/2017		180,000	187,200
144A, 7.875%, 7/15/2020		240,000	250,800
First Data Corp., 9.875%, 9/24/2015		2,305,000	1,855,525
Freescale Semiconductor, Inc.:
8.875%, 12/15/2014		1,340,000	1,293,100
144A, 9.25%, 4/15/2018		2,055,000	2,121,787
Jabil Circuit, Inc., 7.75%, 7/15/2016		235,000	252,625
JDA Software Group, Inc., 144A, 8.0%, 12/15/2014		245,000	250,513
ManTech International Corp., 144A, 7.25%, 4/15/2018		215,000	219,300
MasTec, Inc., 7.625%, 2/1/2017		805,000	784,875
NXP BV:
3.276% ***, 10/15/2013		1,385,000	1,308,825
7.875%, 10/15/2014		960,000	967,200
144A, 9.75%, 8/1/2018		350,000	368,375
Seagate HDD Cayman, 144A, 6.875%, 5/1/2020		215,000	212,850
Seagate Technology International, 144A, 10.0%, 5/1/2014		385,000	450,450
SunGard Data Systems, Inc.:
10.25%, 8/15/2015		2,920,000	3,066,000
10.625%, 5/15/2015		605,000	670,037
Unisys Corp., 144A, 12.75%, 10/15/2014		635,000	723,900
Vangent, Inc., 9.625%, 2/15/2015		455,000	434,525

			18,457,062
Materials 8.7%
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015		328,000	276,340
Ashland, Inc., 9.125%, 6/1/2017		665,000	755,606
Berry Plastics Corp.:
8.25%, 11/15/2015		1,090,000	1,114,525
144A, 9.5%, 5/15/2018		670,000	629,800
Boise Paper Holdings LLC, 8.0%, 4/1/2020		305,000	315,675
CF Industries, Inc., 6.875%, 5/1/2018		270,000	283,500
Compass Minerals International, Inc., 8.0%, 6/1/2019		670,000	679,212
CPG International I, Inc., 10.5%, 7/1/2013		1,500,000	1,515,000
Crown Americas LLC, 144A, 7.625%, 5/15/2017		250,000	265,000
Crown European Holdings SA, 144A, 7.125%, 8/15/2018	EUR	230,000	305,719
Domtar Corp., 10.75%, 6/1/2017 (b)		605,000	745,662
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		2,535,000	2,436,769
Exopack Holding Corp., 11.25%, 2/1/2014		1,875,000	1,905,469
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		1,281,636	1,127,840
10.0%, 3/31/2015		1,260,800	1,109,504
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		665,000	692,431
144A, 8.25%, 5/1/2016		985,000	1,068,725
Graphic Packaging International, Inc., 9.5%, 6/15/2017		1,315,000	1,407,050
Greif, Inc., 7.75%, 8/1/2019		190,000	195,700
Hexcel Corp., 6.75%, 2/1/2015		760,000	752,400
Huntsman International LLC, 144A, 8.625%, 3/15/2020		820,000	803,600
Ineos Finance PLC:
144A, 9.0%, 5/15/2015		555,000	566,100
144A, 9.25%, 5/15/2015	EUR	205,000	272,489
Innophos, Inc., 8.875%, 8/15/2014		265,000	273,281
Koppers, Inc., 7.875%, 12/1/2019		725,000	750,375
Kronos International, Inc., 6.5%, 4/15/2013	EUR	300,000	351,851
Lumena Resources Corp., 144A, 12.0%, 10/27/2014		1,865,000	1,650,525
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		290,000	255,200
Momentive Performance Materials, Inc., 12.5%, 6/15/2014		295,000	333,975
NewMarket Corp., 7.125%, 12/15/2016		1,390,000	1,396,950
Novelis, Inc.:
7.25%, 2/15/2015		790,000	807,775
11.5%, 2/15/2015		595,000	669,375
Owens-Brockway Glass Container, Inc., 144A, 3.0%, 6/1/2015		400,000	380,500
Plastipak Holdings, Inc., 144A, 10.625%, 8/15/2019		125,000	140,313
Radnor Holdings Corp., 11.0%, 3/15/2010 **		290,000	29
Silgan Holdings, Inc., 7.25%, 8/15/2016		675,000	695,250
Solo Cup Co., 10.5%, 11/1/2013		715,000	747,175
Texas Industries, Inc., 144A, 9.25%, 8/15/2020 (c)		835,000	839,175
United States Steel Corp., 7.375%, 4/1/2020		850,000	852,125
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		1,575,000	1,598,625
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		1,025,705	533,367

			31,499,982
Telecommunication Services 9.3%
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		1,270,000	1,257,300
8.75%, 3/15/2018		695,000	679,362
Clearwire Communications LLC, 144A, 12.0%, 12/1/2015		420,000	439,950
Cricket Communications, Inc.:
9.375%, 11/1/2014		2,275,000	2,351,781
10.0%, 7/15/2015 (b)		465,000	497,550
Crown Castle International Corp., 9.0%, 1/15/2015		1,200,000	1,314,000
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		890,000	952,300
Digicel Ltd., 144A, 8.25%, 9/1/2017		1,940,000	1,983,650
ERC Ireland Preferred Equity Ltd., 144A, 7.683% ***, 2/15/2017 (PIK)	EUR	785,801	126,753
Frontier Communications Corp.:
144A, 7.875%, 4/15/2015		115,000	121,613
144A, 8.25%, 4/15/2017		705,000	752,587
144A, 8.5%, 4/15/2020		940,000	1,003,450
144A, 8.75%, 4/15/2022		120,000	128,700
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012 **		272,326	92,591
Hughes Network Systems LLC, 9.5%, 4/15/2014		1,820,000	1,892,800
Intelsat Corp.:
9.25%, 8/15/2014		235,000	242,638
9.25%, 6/15/2016		2,760,000	2,946,300
Intelsat Jackson Holdings SA:
144A, 8.5%, 11/1/2019 (b)		605,000	639,787
11.25%, 6/15/2016		670,000	723,600
Intelsat Subsidiary Holding Co. SA:
8.875%, 1/15/2015		1,410,000	1,462,875
Series B, 144A, 8.875%, 1/15/2015		235,000	242,638
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		2,910,000	3,040,950
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		640,000	636,800
Qwest Communications International, Inc.:
144A, 7.125%, 4/1/2018		600,000	621,000
144A, 8.0%, 10/1/2015		600,000	639,000
Qwest Corp., 8.375%, 5/1/2016		420,000	477,750
SBA Telecommunications, Inc.:
8.0%, 8/15/2016		195,000	209,625
8.25%, 8/15/2019		260,000	284,700
Sprint Nextel Corp., 8.375%, 8/15/2017		1,250,000	1,306,250
Telesat Canada, 11.0%, 11/1/2015		2,515,000	2,879,675
West Corp., 9.5%, 10/15/2014		710,000	725,975
Windstream Corp.:
7.0%, 3/15/2019		690,000	665,850
7.875%, 11/1/2017		1,450,000	1,475,375
144A, 8.125%, 9/1/2018		605,000	613,319
8.625%, 8/1/2016		115,000	119,888

			33,548,382
Utilities 4.2%
AES Corp.:
8.0%, 10/15/2017 (b)		595,000	631,444
8.0%, 6/1/2020		855,000	905,231
144A, 8.75%, 5/15/2013		341,000	346,115
Calpine Corp., 144A, 7.875%, 7/31/2020		1,010,000	1,020,100
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		535,000	561,750
Mirant North America LLC, 7.375%, 12/31/2013		420,000	432,075
NRG Energy, Inc.:
7.25%, 2/1/2014		4,210,000	4,315,250
7.375%, 2/1/2016		685,000	698,700
7.375%, 1/15/2017		3,265,000	3,305,812
NV Energy, Inc.:
6.75%, 8/15/2017		825,000	838,463
8.625%, 3/15/2014		249,000	256,470
RRI Energy, Inc., 7.875%, 6/15/2017		265,000	251,088
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		2,360,000	1,581,200

			15,143,698

Total Corporate Bonds (Cost $307,137,371)			308,657,438
Government & Agency Obligation 0.0%
US Treasury Obligation
US Treasury Bill, 0.137% ****, 9/30/2010 (d) (Cost $169,961)		170,000	169,957
Loan Participations and Assignments 5.6%
Senior Loans ***
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/1/2010 **		700,000	0
Big West Oil LLC, Term Loan, 12.0%, 2/19/2015		355,000	358,550
Bombardier Recreational Products, Inc., Term Loan, 3.18%, 6/28/2013		190,000	165,459
Buffets, Inc.:
First Lien Letter of Credit, 7.525%, 4/22/2015		120,576	93,446
Term Loan B, 12.0%, 4/21/2015		658,405	596,795
Charter Communications Operating LLC, Term Loan, 7.25%, 3/6/2014		1,917,624	1,957,577
Clarke American Corp., Term Loan B, 2.816%, 6/30/2014		230,482	199,079
First Data Corp., Term Loan B1, 3.079%, 9/24/2014		1,027,359	894,254
Ford Motor Co., Term Loan, 3.35%, 12/16/2013		1,474,669	1,434,580
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.316%, 3/26/2014		1,653,165	1,343,544
Letter of Credit, 2.633%, 3/26/2014		98,579	80,116
Term Loan, 10.5%, 3/26/2014		521,063	520,086
IASIS Healthcare LLC, Term Loan, 5.725%, 6/13/2014 (PIK)		1,086,391	1,025,733
Kabel Deutschland GmbH, Term Loan, 7.983%, 12/19/2014 (PIK)	EUR	2,930,335	3,752,700
Nuveen Investments, Inc., First Lien Term Loan, 3.533%, 11/13/2014		490,000	437,080
OSI Restaurant Partners LLC:
Term Loan, 2.786%, 6/14/2013		99,300	86,906
Term Loan B, 2.875%, 6/14/2014		1,095,729	958,960
Sabre, Inc., Term Loan B, 2.316%, 9/30/2014		544,071	493,848
Sbarro, Inc., Term Loan, 4.825%, 1/31/2014		493,000	454,792
Texas Competitive Electric Holdings Co., LLC:
Term Loan B3, 3.845%, 10/10/2014		3,834,892	2,983,948
Term Loan B2, 4.066%, 10/10/2014		610,464	476,073
Tribune Co., Term Loan B, 5.25%, 6/4/2014 **		1,665,875	1,064,652
US Foodservice, Inc., Term Loan B, 2.82%, 5/29/2012		825,744	719,772

Total Loan Participations and Assignments (Cost $22,217,450)			20,097,950
Preferred Security 0.3%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $731,919)		1,279,000	1,020,003

	Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $43,000)	43	43,000

	Shares	Value ($)
Common Stocks 4.2%
Consumer Discretionary 1.2%
Ameristar Casinos, Inc. (b)	20,700	326,646
AutoNation, Inc.* (b)	5,800	141,694
Buffets Restaurants Holdings, Inc.*	24,283	101,989
Cablevision Systems Corp. (New York Group) "A"	22,600	619,466
Charter Communications, Inc. "A"* (b)	9,000	328,500
Dex One Corp.*	6,228	112,851
Expedia, Inc.	27,120	615,082
Ford Motor Co.* (b)	8,000	102,160
JC Penney Co., Inc.	8,185	201,597
Lamar Advertising Co. "A"*	12,800	350,080
Macy's, Inc.	11,265	210,092
Mediacom Communications Corp. "A"*	25,000	183,500
Orbitz Worldwide, Inc.*	50,750	228,882
Phillips-Van Heusen Corp.	7,518	390,109
Pinnacle Entertainment, Inc.*	31,000	336,350
Sonic Automotive, Inc. "A"* (b)	8,900	88,021
SuperMedia, Inc.*	1,160	24,464
TRW Automotive Holdings Corp.*	3,300	115,797
Vertis Holdings, Inc.*	12,403	0

		4,477,280
Energy 0.7%
Atlas Energy, Inc.*	10,800	319,572
Continental Resources, Inc.*	4,000	182,120
El Paso Corp.	30,000	369,600
EXCO Resources, Inc.	23,600	342,436
Petrohawk Energy Corp.*	19,500	307,515
Range Resources Corp.	10,000	371,200
Williams Companies, Inc.	27,335	530,572

		2,423,015
Health Care 0.1%
Community Health Systems, Inc.*	10,000	324,300
Industrials 0.6%
Bucyrus International, Inc.	5,071	315,518
General Cable Corp.*	3,700	98,198
Great Lakes Dredge & Dock Co.	24,200	135,520
Hexcel Corp.*	24,555	458,933
Kansas City Southern*	26,350	967,045
Quad Graphics, Inc.*	873	37,137
TransDigm Group, Inc.	3,000	162,510

		2,174,861
Materials 1.1%
Crown Holdings, Inc.*	36,000	1,001,880
Freeport-McMoRan Copper & Gold, Inc.	9,000	643,860
GEO Specialty Chemicals, Inc.*	18,710	15,902
GEO Specialty Chemicals, Inc. 144A*	1,703	1,448
Huntsman Corp.	20,000	209,400
Koppers Holdings, Inc.	4,500	111,780
LyondellBasell Industries NV "A"*	33,651	605,719
LyondellBasell Industries NV "B"*	74,263	1,336,734
Verso Paper Corp.*	45,000	135,000

		4,061,723
Telecommunication Services 0.2%
Crown Castle International Corp.*	8,880	350,849
SBA Communications Corp. "A"*	9,980	361,076

		711,925
Utilities 0.3%
AES Corp.*	21,000	216,510
Mirant Corp.*	25,755	282,532
NRG Energy, Inc.*	18,500	419,580

		918,622

Total Common Stocks (Cost $18,133,444)		15,091,726
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	1,593	48
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	182,000	0
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*	1,219	0

Total Warrants (Cost $239,283)		48
Securities Lending Collateral 3.2%
Daily Assets Fund Institutional, 0.33% (e) (f) (Cost $11,464,223)	11,464,223	11,464,223
Cash Equivalents 2.4%
Central Cash Management Fund, 0.25% (e) (Cost $8,748,538)	8,748,538	8,748,538

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $368,885,189) †	101.1	365,292,883
Other Assets and Liabilities, Net (b)	(1.1)	(4,009,735)

Net Assets	100.0	361,283,148

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan	9.5%	6/1/2010	700,000	USD	708,969	0
Buffalo Thunder Development Authority	9.375%	12/15/2014	345,000	USD	345,294	62,100
CanWest MediaWorks LP	9.25%	8/1/2015	575,000	USD	575,000	132,969
Congoleum Corp.	8.625%	8/1/2008	1,188,000	USD	1,048,695	279,180
Eaton Vance Corp., CDO II	13.68%	7/15/2012	3,948,127	USD	2,037,287	0
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	735,000	USD	737,588	1,838
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	272,326	USD	259,144	92,591
Motors Liquidation Co.	8.375%	7/15/2033	825,000	USD	294,938	284,625
Motors Liquidation Co.	6.75%	5/1/2028	495,000	USD	157,163	159,638
New ASAT (Finance) Ltd.	9.25%	2/1/2011	722,475	USD	617,321	8,019
Radnor Holdings Corp.	11.0%	3/15/2010	290,000	USD	186,538	29
Tribune Co.	5.25%	6/4/2014	1,665,875	USD	1,348,928	1,064,652
Tropicana Entertainment LLC	9.625%	12/15/2014	1,790,000	USD	1,346,099	2,372
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	170,000	USD	165,325	209
Young Broadcasting, Inc.	8.75%	1/15/2014	3,217,000	USD	2,798,393	32
					12,626,682	2,088,254

***
These securities are shown at their current rate as of July 31, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $369,555,361.  At July 31, 2010, net unrealized depreciation for all securities based on tax cost was $4,262,478.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $18,710,065 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $22,972,543.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan amounting to $10,564,424.  In addition, included in other assets and liabilities, net is a pending sale, amounting to $639,634, that is also on loan. The value of all securities loaned at July 31, 2010 amounted to $11,204,058 which is 3.1% of net assets.

(c)	When-issued security.
(d)	At July 31, 2010, this security has been pledged, in whole or in part, as collateral for open credit default swap contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust

At July 31, 2010, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (g)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/21/2010 9/20/2013	720,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	15,233	(25,200)	40,433
6/21/2010 9/20/2013	1,320,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	28,844	(37,950)	66,794
6/21/2010 9/20/2013	280,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	6,001	(8,050)	14,051
3/22/2010 6/20/2015	4,000,000	2	5.0%	Markit CDX.NA.HY	(65,168)	(205,000)	139,832
3/22/2010 6/20/2015	4,000,000	3	5.0%	Markit CDX.NA.HY	(65,168)	(135,000)	69,832
6/21/2010 9/20/2015	200,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	(5,478)	(13,792)	8,314
6/21/2010 9/20/2015	215,000	2	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	(5,828)	(17,200)	11,372
6/21/2010 9/20/2015	385,000	2	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	(10,171)	(34,650)	24,479
6/21/2010 9/20/2015	325,000	3	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B	(8,496)	(30,875)	22,379

Total unrealized appreciation	397,486

(g)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(h)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.
Counterparties:
1	The Goldman Sachs & Co.
2	Credit Suisse
3	JPMorgan Chase Securities. Inc.
As of July 31, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	66,812	USD	87,285	8/25/2010	221	Citigroup, Inc.
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	10,966,888	USD	14,159,172	8/25/2010	(132,152)	Citigroup, Inc.

Currency Abbreviations

EUR	Euro	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(i)
Corporate Bonds	$—	$306,420,062	$2,237,376	$308,657,438
Loan Participations and Assignments	—	20,097,950	0	20,097,950
Preferred Security	—	1,020,003	—	1,020,003
Other Investments	—	—	43,000	43,000
Common Stocks(i)	14,972,387	101,989	17,350	15,091,726
Warrants(i)	—	—	48	48
Short-Term Investments(i)	20,212,761	169,957	—	20,382,718
Derivatives(j)	—	397,707	—	397,707
Total	$35,185,148	$328,207,668	$2,297,774	$365,690,590
Liabilities
Derivatives(j)	$—	$(132,152)	$—	$(132,152)
Total	$—	$(132,152)	$—	$(132,152)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended July 31, 2010.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds		Loan Participations and Assignments	Convertible Preferred Stocks	Other Investments	Common Stocks	Warrants	Total
Balance as of October 31, 2009	$2,598,041		$3,097,022	$0	$—	$17,350	$29,133	$5,741,546
Realized gain (loss)	—		(159,927)	(32,668)	—	—	—	(192,595)
Change in unrealized appreciation (depreciation)	248,756		422,134	32,668	0	0	(29,085)	674,473
Amortization premium/discount	49,622		47,809	—	—	—	—	97,431
Net purchases (sales)	—		(3,407,038)	—	43,000	—	—	(3,364,038)
Transfers into Level 3	32,170	(k)	—	—	—	—	—	32,170
Transfers (out) of Level 3	(691,213	)(l)	—	—	—	—	—	(691,213)
Balance as of July 31, 2010	$2,237,376		$0	$—	$43,000	$17,350	$48	$2,297,774
Net change in unrealized appreciation (depreciation) from investments still held at July 31, 2010	$248,756		$0	$—	$0	$0	$(29,085)	$219,671

Transfers between price levels are recognized at the beginning of the reporting period.
(k)	The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.
(l)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$397,486	$—
Foreign Exchange Contracts	$—	$(131,931)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 24, 2010